Cost of sales (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Purchases	₪ 377,013	$ 103,947		₪ 310,324	₪ 269,888
Marine transportation	17,039	4,698		27,486	20,701
Maintenance	10,515	2,899		9,854	8,714
Outsourced packing	3,195	881		2,230	2,796
Transportation	3,120	860		2,972	3,063
Salaries and related expenses	2,800	772		1,206	0
Depreciation and amortization	2,562	706		2,421	2,180
Packing materials	1,746	481		1,075	0
Other costs and expenses	3,101	855		2,960	2,733
Cost of sales, gross	421,091	116,099		360,528	310,075
Changes in inventories of finished goods	1,604	442		(5,300)	5,845
Cost of sales	₪ 422,695	$ 116,541	[1]	₪ 355,228	₪ 315,920

[1]	Convenience Translation into US Dollars.